Allianz Life Insurance Company of North America

Erik Nelson
Associate General Counsel, Senior Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297

Telephone:  763-765-7453
Erik.Nelson@allianzlife.com
www.allianzlife.com

September 28, 2021
Mr. Mark Cowan, Senior Counsel
Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, NE
Washington, DC    20549-8626
Re: Allianz Life Insurance Company of New York
 Initial Filing on Form S-1
 Registration Statement No. 333-
Mr. Cowan:
Enclosed for filing please find an initial Registration Statement on Form S-1 (the “Initial Registration Statement”), which is filed pursuant to the Securities Act of 1933 ("1933 Act"). The purpose of the Initial Registration Statement is to register an updated version of an existing index-linked variable annuity (Index Advantage New York, File No. 333-255308) to reflect prospectus disclosure updates related to recent proposed regulatory changes in the state of New York.
For the convenience of the staff in reviewing the Registration Statement, a red-lined copy of the prospectus is being sent via email to the Office of Insurance Products of the Division of Investment Management. The red-line reflects changes as compared to the existing version of Index Advantage New York (File No. 333-255308). The prospectus for the product and a statement of additional information are also being filed on Form N-4 to register the variable, separate account component of the product.
Manually executed signature pages have been executed prior to the time of this electronic filing and will be retained by the Company for five years. Any disclosures and exhibits not filed herewith will be filed by a pre-effective amendment.
Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the following address and phone number.
Allianz Life, 5701 Golden Hills Drive, Minneapolis, MN 55416. Telephone: (763)765-7453.
Sincerely,
Allianz Life Insurance Company of New York

By:      /s/ Erik T. Nelson
        Erik T. Nelson
Associate General Counsel, Senior Counsel
            cc: Samantha Rawleigh